PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 549.5
Balance at the ending	634.9
Land
Significant Accounting Policies
Balance at the ending	39.5
Buildings and constructions
Significant Accounting Policies
Balance at the ending	303.7
Machinery and equipment
Significant Accounting Policies
Balance at the ending	229.0
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	62.7
Initial cost
Significant Accounting Policies
Balance at the beginning	1,051.1
Additions	130.3
Transfers	0.0
Disposals	27.0
Translation differences	74.1
Balance at the ending	1,228.5
Initial cost | Land
Significant Accounting Policies
Balance at the beginning	35.6
Additions	0.3
Transfers	0.0
Disposals	0.0
Translation differences	3.6
Balance at the ending	39.5
Initial cost | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	476.5
Additions	36.7
Transfers	29.9
Disposals	23.7
Translation differences	30.0
Balance at the ending	549.4
Initial cost | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	490.5
Additions	21.1
Transfers	32.6
Disposals	3.3
Translation differences	36.0
Balance at the ending	576.9
Initial cost | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	48.5
Additions	72.2
Transfers	(62.5)
Disposals	0.0
Translation differences	4.5
Balance at the ending	62.7
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(501.6)
Depreciation during the period	115.0
Disposals	(57.0)
Translation differences	(34.0)
Balance at the ending	(593.6)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Depreciation during the period	0.0
Disposals	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(208.1)
Depreciation during the period	45.5
Disposals	(20.3)
Translation differences	(12.4)
Balance at the ending	(245.7)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(293.5)
Depreciation during the period	69.5
Disposals	(36.7)
Translation differences	(21.6)
Balance at the ending	(347.9)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Depreciation during the period	0.0
Disposals	0.0
Translation differences	0.0
Balance at the ending	$ 0.0